Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2020	¥7,694
2021	6,647
2022	5,923
2023	5,434
2024	4,802
Thereafter	34,485

Total	¥64,985

Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2019, the amounts due are as follows:

Years ending March 31,	Millions of yen
2020	¥4,323
2021	1,891
2022	856
2023	420
2024	18
Thereafter	0

Total	¥7,508

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2018 and 2019:

	2018			2019
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥488,297	¥7,294	2025	¥500,499	¥6,707	2026
Transferred loans	166,906	1,227	2058	175,623	1,436	2059
Consumer loans	297,153	37,596	2029	343,119	42,400	2030
Housing loans	28,408	5,021	2048	40,395	4,701	2048
Other	615	230	2025	263	1	2024

Total	¥981,379	¥51,368	—	¥1,059,899	¥55,245	—